Offerings - Offering: 1	Sep. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.4867
Maximum Aggregate Offering Price	$ 225,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,072.50
Offering Note	Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Chesapeake Utilities Corporation's (the "Registrant") registration statement on Form S-3ASR (File No. 333-299198) filed on September 29, 2026 (the "Current Registration Statement") in accordance with Rules 456(b) and 457(r) under the Securities Act.